INCOME TAXES (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES [Abstract]
Unrecognized tax benefits - July 1	$ 69	$ 80	$ 97
Gross increases - tax positions in prior periods	3	3	4
Gross decreases - tax positions in prior periods	(5)	(19)	(17)
Gross increases - current period tax positions	7	7	5
Gross decreases - current period tax positions	0	0	(1)
Lapse of applicable statute of limitations	(1)	(2)	(2)
Settlements	(2)	0	(6)
Unrecognized tax benefits - June 30	$ 71	$ 69	$ 80